Retirement Plans And Postretirement Benefits (Recognized In Other Comprehensive Income Postretirement Benefit Plans) (Details) (Postretirement Benefit Costs [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service cost	$ 0	$ 0	$ 0
Effect of exchange rates	0	0	0
Total recognized in other comprehensive income	0	0	0
Total recognized in net post retirement cost (benefit) and other comprehensive income	557	364	(2,478)
Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service cost	199	201	193
Effect of exchange rates	(53)	49	(131)
Total recognized in other comprehensive income	146	250	62
Total recognized in net post retirement cost (benefit) and other comprehensive income	$ 2,875	$ 2,829	$ 2,227